Income tax - Expense (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income tax expense reconciled to profit before income tax expense
Profit before income tax expense	$ 8,501	$ 4,266	$ 9,749
Tax at the Australian company tax rate of 30%	$ 2,550	$ 1,280	$ 2,925
Australian company tax rate (as a percent)	30.00%	30.00%	30.00%
The effect of amounts which are not deductible/(assessable) in calculating taxable income
Hybrid capital distributions	$ 59	$ 56	$ 72
Life insurance: Tax adjustment on policyholder earnings	3	(17)	8
Life insurance: Adjustment for life business tax rates		1	(1)
Dividend adjustments			(1)
Other non-assessable items	(6)	(3)	(14)
Other non-deductible items	252	585	12
Adjustment for overseas tax rates	(16)	16	(32)
Income tax (over)/under provided in prior years	3	1	(10)
Other items	193	55
Total income tax expense	3,038	1,974	$ 2,959
Parent Entity
Income tax expense reconciled to profit before income tax expense
Profit before income tax expense	6,761	4,453
Tax at the Australian company tax rate of 30%	2,028	1,336
The effect of amounts which are not deductible/(assessable) in calculating taxable income
Hybrid capital distributions	59	56
Dividend adjustments	(355)	(228)
Other non-assessable items	(5)	(3)
Other non-deductible items	204	468
Adjustment for overseas tax rates	9	32
Income tax (over)/under provided in prior years	(2)	1
Other items	210	133
Total income tax expense	$ 2,148	$ 1,795